Investments Accounted for Using the Equity Method - Share of Comprehensive Income of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of investments accounted for using equity method [line items]
Profit for the year	¥ 164,203	¥ 228,827	¥ 247,643
Other comprehensive income	(31,943)	(21,684)	12,308
Comprehensive income for the year	132,260	207,143	259,951
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	(434)	43,137	45,501
Other comprehensive income	(5,758)	(13,150)	4,983
Comprehensive income for the year	(6,192)	29,987	50,484
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	164,637	185,690	202,142
Other comprehensive income	(26,185)	(8,534)	7,325
Comprehensive income for the year	¥ 138,452	¥ 177,156	¥ 209,467